Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 2,041,985
Nominal Value [Member] | Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	115,062
Nominal Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	115,106
Nominal Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	114,304
Nominal Value [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	114,036
Nominal Value [Member] | After Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	1,583,477
Present Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	937,542	R$ 903,959
Present Value [Member] | Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	105,003
Present Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	94,974
Present Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	85,101
Present Value [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	76,626
Present Value [Member] | After Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 575,838